UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Managing Director / Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                New York, New York             May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $892,020
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------


                               TITLE OF                     VALUE                 PUT/   INVSMT   OTHR          VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (x$1000)   SHARES     CALL   DSCRTN   MGRS   SOLE       SHARED      NONE

ANADARKO PETE CORP             COM              032511107     9,481      220,600         SHARED    1      0           220,600     0
ANADARKO PETE CORP             COM              032511107    43,410    1,010,000  Call   SHARED    1      0         1,010,000     0
APACHE CORP                    COM              037411105       530        7,500         SHARED    1      0             7,500     0
BAXTER INTL INC                COM              071813109    89,060    1,690,900         SHARED    1      0         1,690,900     0
CHENIERE ENERGY INC            COM              16411R208     1,663       53,400         SHARED    1      0            53,400     0
CHESAPEAKE ENERGY CORP         COM              165167107     5,049      163,500         SHARED    1      0           163,500     0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    15,844      353,272         SHARED    1      0           353,272     0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    12,110      270,000  Call   SHARED    1      0           270,000     0
COMPHANIA VALE DO RIO DOCE     SPONSORED ADR    204412209     1,110       30,000         SHARED    1      0            30,000     0
CONOCOPHILLIPS                 COM              20825C104     1,032       15,100         SHARED    1      0            15,100     0
CORNING INC                    COM              219350105     5,685      250,000         SHARED    1      0           250,000     0
DEVON ENERGY CORP NEW          COM              25179M103    18,959      273,900         SHARED    1      0           273,900     0
DIAMONDS TR                    UNIT SER 1       252787106    16,067      130,000  Put    SHARED    1      0           130,000     0
ENCANA CORP                    COM              292505104     1,063       21,000         SHARED    1      0            21,000     0
HESS CORP                      COM              42809H107    64,672    1,165,900         SHARED    1      0         1,165,900     0
HSBC HLDGS PLC                 SPON ADR NEW     404280406    28,723      327,100  Put    SHARED    1      0           327,100     0
ISHARES TR                     MSCI EMERG MKT   464287234   101,355      870,000  Put    SHARED    1      0           870,000     0
ISHARES TR                     RUSSELL 2000     464287655   103,363    1,300,000  Put    SHARED    1      0         1,300,000     0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    13,121      150,000  Call   SHARED    1      0           150,000     0
NETEASE COM INC                SPONSORED ADR    64110W102     8,870      500,000         SHARED    1      0           500,000     0
NEWFIELD EXPL CO               COM              651290108    51,975    1,246,100         SHARED    1      0         1,246,100     0
OIL SVCS HOLDRS TR             DEPOSTRY RCPT    678002106    37,887      260,000  Put    SHARED    1      0           260,000     0
PHILIPPINE LONG DISTANCE TEL   SPONSORED ADR    718252604     1,315       24,900         SHARED    1      0            24,900     0
REPSOL YPF S A                 SPONSORED ADR    76026T205     1,040       31,000         SHARED    1      0            31,000     0
SAIC INC                       COM              78390X101    15,415      890,000  Call   SHARED    1      0           890,000     0
SANDISK CORP                   COM              80004C101     2,628       60,000         SHARED    1      0            60,000     0
SEMICONDUCTOR HOLDRS TR        DEP RCPT         816636203    46,746    1,400,000  Put    SHARED    1      0         1,400,000     0
SPDR TR                        UNIT SER 1       78462F103   105,080      740,000  Put    SHARED    1      0           740,000     0
STREETTRACKS GOLD TR           GOLD SHS         863307104     6,705      102,000         SHARED    1      0           102,000     0
TALISMAN ENERGY INC            COM              87425E103    56,915    3,241,200         SHARED    1      0         3,241,200     0
TIMKEN CO                      COM              887389104    10,684      352,500  Call   SHARED    1      0           352,500     0
YUM BRANDS INC                 COM              988498101    14,463      250,400         SHARED    1      0           250,400     0



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